Goodwill (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Abstract]
Beginning balance	$ 29,509,000	$ 4,628,000
Goodwill acquired in acquisitions of business	316,492,000	24,992,000
Exchange rate differences	(1,371,000)	(111,000)
Ending balance	344,630,000	29,509,000	4,628,000
Impairment of goodwill	$ 0	$ 0	$ 0